Employee Benefits - Summary of Impact of Movement in Principal Actuarial Assumptions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in assumption	¥ 3,371	¥ 3,417
Increase in assumption	(3,109)	(3,219)
Actuarial assumption of mortality rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in life expectancy by 1 year	¥ 630	¥ 618